Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2021
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission, regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and its variable interest entities. All intercompany transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

In presenting the consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgement and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The inputs into our judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Estimates are used when accounting for items and matters including, but not limited to revenue recognition, residual values, lease classification and liabilities, inventory obsolescence, right-of-use assets, determinations of the useful lives and valuation of long-lived assets and goodwill, estimates of allowances for doubtful accounts, estimates of impairment of long-lived assets and goodwill, valuation of deferred tax assets, estimated fair value used in business acquisitions, issuance of common stock and warrants exercised and other provisions and contingencies.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $1,120,774 and $(856,218) as of June 30, 2021 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity at June 30, 2021 and 2020 were translated at 6.46 RMB and 7.07 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to the statement of income accounts for the years ended June 30, 2021, 2020 and 2019 were 6.62 RMB, 7.03 RMB and 6.83 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

The PRC government imposes significant exchange restrictions on fund transfers out of the PRC that are not related to business operations. These restrictions have not had a material impact on the Company because it has not engaged in any significant transactions that are subject to the restrictions.

Business combinations

Business combinations

The purchase of price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. The results of operations of the acquired business are included in the Company's operating results from the date of acquisition.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and time deposits placed with banks or other financial institutions and have original maturities of less than three months.
Accounts receivable

Accounts receivable

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 30 days. In establishing the required allowance for doubtful accounts, management considers historical experience, aging of the receivables, the economic environment, trends in the food industry and the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. The Company provides an allowance for doubtful accounts provision of 25% for accounts receivable balances that are past due more than 180 days but less than 270 days, an allowance for doubtful accounts provision of 50% of for accounts receivable past due from 270 days but less than one year,  an allowance for doubtful accounts provision of 100% for accounts receivable past due beyond one year, plus additional amounts as necessary when the Company’s collection department determines the collection of the full amount is remote and the Company’s management approves 100% of the allowance for doubtful accounts. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company’s management has continued to evaluate the reasonableness of its valuation allowance policy and will update it if necessary.

Other receivables

Other receivables

Other receivables primarily include advances to employees, amounts due from unrelated entities, VAT tax refunds, and other deposits. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes the collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2021 and 2020, allowance for the doubtful accounts were $0 and $3,091 for continuing operations, respectively. As of June 30, 2021 and 2020, allowance for the doubtful accounts were $151,899 and $47,272 for discontinued operations, respectively.

Inventories

Inventories

Inventories are comprised of finished goods and are stated at the lower of cost or net realizable value using the weighted average method. Management reviews inventories for obsolescence and cost in excess of net realizable value at least annually and records a reserve against the inventory when the carrying value exceeds net realizable value.

Prepayments	Prepayments Prepayments are cash deposited or advanced to services providers for future inventory purchases or future services. This amount is refundable and bears no interest.
Security deposits

Security deposits

Security deposits include loan deposits to service providers who assisted the Company as a third party guarantor in the Company’s bank loans. These amounts are non-interest bearing and refundable upon the repayments of the loans or notes payable or fulfillment of sales contracts. Security deposits considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2021 and 2020, allowance for the doubtful accounts were $782,757 and $715,024 for discontinued operations, respectively. As of June 30, 2021 and 2020, no allowance for the doubtful accounts was recognized for continuing operations, respectively.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% or 5% residual value. The estimated useful lives are as follows:

Useful Life
Building	10‑20 years
Electronic devices	5‑10 years
Automobile	5‑10 years
Office equipment	5 years
Leasehold improvements	Shorter of the lease term or useful life

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Construction-in-progress represents contractor and labor costs, design fees and inspection fees in connection with the construction projects. No depreciation is provided for construction-in-progress until it is completed and placed into service.

Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. All land in the PRC is owned by the government; however, the government grants “land-use rights.” The Company has obtained rights to use various parcels of land for 50 years. The Company amortizes the cost of the land use rights over their useful life using the straight-line method.

If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During the years ended June 30, 2021, 2020 and 2019, $151,398, $0 and $0 impairment of intangible assets was recognized for discontinued operations, respectively. During the years ended June 30, 2021, 2020 and 2019, no impairment of intangible assets was recognized for continuing operations.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive income (loss). Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the opinion to access qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC 350-20. If the Company believes, as a result of the qualitative carrying amount, the two-step quantities impairment test described below is required.

The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.

If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive income (loss). Impairment losses on goodwill are not reversed. For the years ended June 30, 2021, 2020 and 2019, $5,533,507, $0 and $0 impairment of goodwill was recorded for continuing operations. For the years ended June 30, 2021, 2020 and 2019, no impairment of goodwill was recorded for discontinued operations.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During the years ended June 30, 2021, 2020 and 2019, $874,625, $724,987 and $0 impairment of long-lived assets was recognized for discontinued operations, respectively. During the years ended June 30, 2021, 2020 and 2019, no impairment of long-lived assets was recognized for continuing operations.

Financial Instruments

Financial Instruments

The Company analyzes all financial instruments with features of both liabilities and equity under FASB Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” and FASB ASC Topic 815 “Derivatives and Hedging”.  The embedded conversion features of convertible debentures not separately accounted for as a derivative and contained considered to be derivative instruments provide for a rate of conversion that is below market value. Such feature is normally characterized as a “beneficial conversion feature” (“BCF”) required to separate the instruments into debt and equity. A BCF is a non-detachable conversion feature that is "in the money" at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is "in the money" if the effective conversion price is lower than the commitment date fair value of the share into which it is convertible. The relative fair values of the BCF were recorded as discounts from the face amount of the respective debt instrument. The Company amortized the discount using the straight-line method which approximates the effective interest method through maturity of such instruments.

Fair value measurement

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Long-term bank loan on the balance sheets is at carrying value, which approximates fair value as the bank was lending the money to the Company at the market rate.

Related parties

Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Revenue recognition

Revenue recognition

Prior to June 30, 2018, revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured.

Revenues are recognized at the date of goods delivered and title passed to customers or agents, when a formal arrangement exists, the price is fixed or determinable, the Company has no other significant obligations and collectability is reasonably assured. The Company’s revenues come from three channels: supermarkets, farmers’ markets and feed raw materials. The products sold in supermarkets together with feed raw materials are processed products are subject to a Chinese value-added tax (“VAT”) when sold in the PRC. The products sold at farmers’ markets are fresh-killed hog and hog’s byproducts. These products sold in the PRC are not subject to a Chinese VAT. VAT taxes are presented as a reduction of revenue.

On July 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (ASC 606) using the modified retrospective method for contracts that were not completed as of June 30, 2018. The core principle underlying the revenue recognition ASU is that the Company recognizes revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or overtime, based on when control of goods and services transfers to a customer. The Company’s revenue streams are primarily recognized at a point in time.

The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and determined that there were no differences in the pattern of revenue recognition. Disaggregated revenue by the Company’s revenue streams, such as supermarket and grocery store revenue, famers’ market revenue and feed raw material revenue are required to be disclosed upon adoption, which has been reflected in the accompanying consolidated statements of income and comprehensive income.

Gross versus Net Revenue Reporting

The Company also engages in trading of chilled fresh pork. The determination of whether revenues should be reported on a gross or net basis is based on its assessment of whether it is the principal or an agent in the transaction in accordance with ASC 606-10-55 and depends on whether the promise to the customer is to provide the products or to facilitate a sale by a third party. The nature of the promise depends on whether the Company controls the products prior to transferring it. When the Company controls the product, the promise is to provide and deliver the products and revenue is presented gross. When the Company does not control the products, the promise is to facilitate the sale and revenue is presented net.

To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in the Company’s arrangements with both suppliers and customers.

In general, the Company does not control the products as it has no obligation to (i) fulfill the resale products delivery, and (ii) bear any inventory risk. In addition, when establishing the selling prices for delivery of the resale products, the Company has such discretion of establishing price to ensure it would generate profit for the services of the products delivery arrangements. The Company believes that all these factors indicate that the Company is acting as an agent in this transaction. As a result, revenue from the trading of chilled fresh pork is presented on a net basis.

The Company engages in the distribution of animal feed. The Company is a principal in the feed distribution business, where it takes the risk and rewards of ownership of the feed products which are typically soybeans shell. The Company typically recognizes revenue for these products upon shipping, where the Company transfers ownership of the product to its customers, which is the primary performance obligation in the sales cycle, satisfaction of the obligation is typically evidenced by a form of customer acceptance. Sales contracts typically do not set forth terms for return of products or refund of payments.

Cost of revenues	Cost of revenues Cost of revenues comprised of the cost of raw materials and the cost of processing and overhead expenses on sold products.
Shipping and handling	Shipping and handling Shipping and handling costs are expensed as incurred and included in selling expenses.
Advertising costs

Advertising costs

Advertising costs from discontinued operations amounted to $1,472, $16,913 and $14,876 for the years ended June 30, 2021, 2020 and 2019, respectively. Continuing operations did not incur any advertising costs for the years ended June 30, 2021, 2020 and 2019. Advertising costs are expensed as incurred and included in selling expenses.

Leases

Leases

Effective July 1, 2019, the Company adopted FASB ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. On July 1, 2019, the Company recognized approximately $1.3 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 6.09% based on the duration of lease terms.

Operating lease ROU assets and lease liabilities are recognized at the adoption date of July 1, 2019 or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Stock-based compensation

Stock-based compensation

The Company records stock compensation expense for employees at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of the Company’s stock. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rate. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

The Company records stock compensation expense for non-employees at fair value on the grant date and recognizes the expense over the service provider’s requisite service period.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2018 to 2020 are subject to examination by any applicable tax authorities.

Earnings per share ("EPS")

Earnings per share (“EPS”)

Basic earnings per share are computed by dividing income available to ordinary shareholders by the weighted average ordinary shares outstanding during the period. Diluted earnings per share take into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Ordinary shares equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share. Dilution is computed by applying the treasury share method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period.

A total of 4,667 warrants with weighted average effect of 1,867 ordinary shares using treasury share method, a total of 90,000 vested stock options issued on August 1, 2019 with conversion effect of 90,000 ordinary shares, a total of $1.0 million principal value of convertible debts issued on March 9, 2020 with floor conversion price of $0.8 and conversion effect of 1,125,182 ordinary shares, a total of $0.7 million principal value of convertible debts issued on June 19, 2020 with floor conversion price of $0.8 and conversion effect of 912,532 ordinary shares, a total of $0.7 million principal value of convertible debts with floor conversion price of $2.5 issued on July 17, 2020 and estimated conversion effect of 280,000 ordinary shares, a total of $0.3 million principal value of convertible debts issued on August 14, 2020 with floor conversion price of $2.5 and estimated conversion effect of 120,000 ordinary shares, a total of $0.3 million principal value of convertible debts issued on November 13, 2020 with floor conversion price of $2.5 and estimated conversion effect of 120,000 ordinary shares, and a total of 1,000,000 contingent shares to be issued to JMC Shareholders are excluded in the diluted EPS calculation for the year ended June 30, 2021 due to its anti-diluted effect.

A total of 67,500 vested stock options issued on August 1, 2019, a total of $1.2 million principal value of convertible debts with floor conversion price of $1.0 issued on November 22, 2019, a total of $1.8 million principal value of convertible debts issued on December 30, 2019 with floor conversion price of $1.0, a total of $1.0 million principal value of convertible debts issued on March 9, 2020 with floor conversion price of $3.0, a total of $0.7 million principal value of convertible debts issued on March 9, 2020 with floor conversion price of $3.0, and a total of 1,000,000 contingent shares to be issued to JMC Shareholders are excluded in the diluted EPS calculation for the year ended June 30, 2020 due to its anti-diluted effect.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans from continuing operations were $18,753, $2,938 and $0 for the years ended June 30, 2021, 2020 and 2019, respectively. Total expenses for the plans from discontinued operations were $27,635, $59,702 and $95,331 for the years ended June 30, 2021, 2020 and 2019, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 “Fair Value Measurement”. ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 is effective for the Company for annual and interim reporting periods beginning July 1, 2020. The adoption of this ASU on July 1, 2020 did not have a material effect on the Company’s consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Company has not early adopted this update and it will become effective on July 1, 2023 assuming the Company will remain an emerging growth company, which qualified as smaller reporting company, at that date. The Company is currently evaluating the impact of ASU 2019-05 will have on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01 to clarify the interaction of the accounting for equity securities under ASC 321 and investments accounted for under the equity method of accounting in ASC 323 and the accounting for certain forward contracts and purchased options accounted for under ASC 815. With respect to the interactions between ASC 321 and ASC 323, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting when applying the measurement alternative in ASC 321, immediately before applying or upon discontinuing the equity method of accounting. With respect to forward contracts or purchased options to purchase securities, the amendments clarify that when applying the guidance in ASC 815-10-15-141(a), an entity should not consider whether upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in ASC 323 or the fair value option in accordance with ASC 825. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020. Early adoption is permitted, including adoption in any interim period. The Company does not expect the adoption of this standard will have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendment in this Update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, the Board decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning January 1, 2021. Early adoption was permitted, including adoption in an interim period. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification. That reduce the likelihood that the disclosure requirement would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. ASU 2020-10 is effective for the Company for annual and interim reporting periods beginning January 1, 2022. Early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform to the current year of discontinued operations presentation. These reclassifications have no effect on the accompanying statements of operations and cash flows.